GOODWILL AND OTHER INTANGIBLE ASSETS (10K) (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Schedule of Goodwill
Goodwill by segment is as follows:

(In thousands)	Wholesale	Direct-to- Consumer	Total

Balance as of January 1, 2013
Goodwill	$36,772	$9,416	$46,188
Final purchase price allocation and adjustments	6,264	(6,580)	(316)

Balance as of December 31, 2013
Goodwill	43,036	2,836	45,872

Impairment loss during year	—	(981)	(981)

Balance as of December 31, 2014
Goodwill	43,036	2,836	45,872
Accumulated impairment losses	—	(981)	(981)
	$43,036	$1,855	$44,891

Summary of Other Intangible Assets
A summary of our intangibles and accumulated amortization are as follows:

	December 31, 2014
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Net

Trade name	$10,950	$(1,642)	$9,308
Customer relationships	9,290	(6,039)	3,251
Websites	3,331	(2,211)	1,120
Supplier contracts	1,720	(609)	1,111
Option for future content	900	(418)	482
Leases	400	(400)	—
	$26,591	$(11,319)	$15,272

	December 31, 2013
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Net

Trade name	$10,950	$(913)	$10,037
Customer relationships	9,290	(3,484)	5,806
Websites	2,962	(1,386)	1,576
Supplier contracts	1,720	(338)	1,382
Option for future content	900	(78)	822
Leases	400	(372)	28
	$26,222	$(6,571)	$19,651

Future Amortization of Other Intangible Assets
As of December 31, 2014, the remaining amortization by year for intangible assets is as follows:

(In thousands)
Year Ended December 31,
Amount

2015	$3,654
2016	2,185
2017	1,849
2018	1,013
2019	913
Thereafter	5,658
$15,272